OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Royalties - OCS payable	$ 655	$ 827
Commissions to distributors	395	76
Accrued expenses	440	836
Other payables and accrued expenses, total	$ 1,490	$ 1,739